SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1%
Alabama — 7.2%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,480,000	1,480,812
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000	2,597,912
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	4.30	3/1/2033	1,000,000	986,910
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	750,000	769,386
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. J	5.00	11/1/2036	1,000,000	1,034,183
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. K	5.00	10/1/2033	4,000,000	4,149,762
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,562,336
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	4,625,000	4,827,284
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000	2,573,163
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,048,777
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	4,560,000	4,795,133
				25,825,658

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Alaska — .7%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000	2,435,289
Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	4,305,000	4,305
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,320,000	1,190,025
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	2,000,000	1,923,736
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,775,000	1,603,385
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (LOC; J.P. Morgan Chase Bank NA) (Honor Health) Ser. B(d)	2.60	12/1/2048	400,000	400,000
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	750,000	598,833
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	3,000,000	2,829,068
				8,549,352

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Arkansas — .8%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000	1,937,371
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	1,000,000	1,009,336
				2,946,707
California — 4.0%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,069,602
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.38	7/1/2050	1,750,000	1,725,160
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000	1,005,136
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,016,242
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,041,211
Southern California Public Power Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. A	5.00	11/1/2033	2,500,000	2,631,424
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.83	8/1/2053	6,400,000	5,790,431
				14,279,206

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Colorado — 4.6%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,015,662
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000	3,333,425
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	850,000	851,324
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,250,000	2,290,676
Kinston Metropolitan District No. 5, GO, Refunding, Ser. A(b)	5.75	12/1/2055	750,000	751,620
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.96	8/1/2044	3,260,000	3,555,173
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.48	11/15/2048	5,535,000	4,861,689
				16,659,569

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
District of Columbia — 1.0%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	2,265,000	2,342,686
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,500,000	1,274,633
				3,617,319
Florida — 7.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,440,000	2,329,847
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	2,000,000	1,985,815
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	1,775,000	1,734,355
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,990,000	1,925,682
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	2,000,000	2,024,862
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	1,000,000	1,066,433
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000	3,464,072

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Florida — 7.6% (continued)
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	1,000,000	894,436
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,600,000	1,371,183
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000	1,318,144
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,100,060
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000	936,661
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.80	10/1/2049	7,500,000	6,611,898
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	630,000	584,298
				27,347,746
Georgia — 8.6%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B2	5.25	7/1/2038	1,365,000	1,481,099
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,900,000	1,886,650

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Georgia — 8.6% (continued)
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	1,000,000	1,051,005
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.25	6/1/2041	575,000	613,641
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.73	10/1/2043	6,000,000	6,003,379
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.61	7/1/2044	4,220,000	4,310,876
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.59	1/1/2059	2,720,000	2,669,082
Tender Option Bond Trust Receipts (Series 2025- XF8066), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.79	7/1/2050	2,400,000	2,447,831
Tender Option Bond Trust Receipts (Series 2026- XF3541), (Revenue Bonds, Refunding), Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.48	9/1/2036	5,300,000	5,493,170

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Georgia — 8.6% (continued)
Tender Option Bond Trust Receipts (Series 2026- XF8152), (Atlanta, Revenue Bonds, Refunding (Sustainability Bonds)) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.89	11/1/2056	3,900,000	4,080,735
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000	1,000,772
				31,038,240
Illinois — 12.4%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,000,000	1,022,902
Chicago, GO, Ser. A	5.00	1/1/2044	1,400,000	1,332,029
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,009,900
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	1,000,000	1,016,983
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000	1,256,088
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,250,000	2,365,905
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000	1,543,516
Illinois, GO, Ser. A	5.00	5/1/2038	1,850,000	1,876,404
Illinois, GO, Ser. B	5.00	11/1/2030	1,250,000	1,315,711
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000	3,071,381
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	1,000,000	1,019,768
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	2,000,000	2,036,920
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,633,451

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Illinois — 12.4% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,000,000	1,893,567
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.39	6/1/2048	2,625,000	2,273,616
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.70	12/1/2049	4,200,000	4,240,100
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	10.37	1/1/2053	2,860,000	2,937,456
Tender Option Bond Trust Receipts (Series 2026- XM1354), (Chicago, Revenue Bonds (Wastewater Trasmission Project) Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.09	1/1/2058	10,650,000	10,855,113
				44,700,810
Indiana — 1.1%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	4,025,000	402
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	1,985,000	2,042,580

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Indiana — 1.1% (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000	1,272,618
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	722,166
				4,037,766
Kentucky — 1.4%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,800,165
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,250,000	1,291,160
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	1,000,000	1,037,615
				5,128,940
Louisiana — 1.6%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,270,000	1,325,500
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,345,000	2,405,195
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	2,000,000	2,093,230
				5,823,925
Maine — .4%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	1,500,000	1,552,248

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Maryland — 1.9%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	1,000,000	1,004,342
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000	2,523,039
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,257,359
				6,784,740
Massachusetts — 3.8%
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. A(b)	5.38	7/1/2056	825,000	800,586
Massachusetts Development Finance Agency, Revenue Bonds (Tufts University Student Housing Project)	5.25	6/1/2042	1,000,000	1,055,400
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	920,000	817,367
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	2,630,000	2,738,760
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000	971,227

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Massachusetts — 3.8% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000	1,131,971
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.96	6/1/2053	6,000,000	6,108,830
				13,624,141
Michigan — 3.1%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,165,000	1,182,417
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,375,000	2,120,285
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,000,000	1,047,946
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,708,463
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	1,500,000	1,500,653
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,700,000	1,562,472
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	1,000,000	1,055,632
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.75	12/1/2050	1,000,000	1,061,096
				11,238,964

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Minnesota — .2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	580,000	559,389
Missouri — 2.6%
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,045,000	3,936,307
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	5.41	12/1/2053	6,000,000	5,462,048
				9,398,355
Montana — .3%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	1,000,000	1,024,979
Nebraska — .3%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	893,976
Nevada — 1.9%
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,713,753
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	5,000,000	4,215,151
				6,928,904
New Hampshire — 2.5%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	900,000	579,550

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
New Hampshire — 2.5% (continued)
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000	1,527,033
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,500,000	1,560,238
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	2,994,269	2,942,243
New Hampshire Business Finance Authority, Revenue Bonds, Ser. A1	4.25	7/20/2041	997,709	935,272
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000	1,351,361
				8,895,697
New Jersey — 2.2%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	720,000	746,533
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,500,000	1,544,372
New Jersey Transportation Trust Fund Authority, Revenue Bonds(g)	5.50	12/15/2032	2,000,000	2,289,592
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.83	1/1/2055	3,300,000	3,436,855
				8,017,352

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
New York — 12.7%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A	5.25	6/15/2045	1,000,000	984,479
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	3,100,000	3,105,992
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	875,000	920,806
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A(b)	5.25	6/1/2046	1,000,000	983,320
Nassau County Industrial Development Agency, Revenue Bonds (Cold Spring Harbor Laboratory Project)(d)	2.90	1/1/2042	1,200,000	1,200,000
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(f)	0.00	11/15/2052	6,400,000	1,638,088
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	2,000,000	2,043,590
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	803,857
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000	2,139,213
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	2,700,000	2,842,344

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
New York — 12.7% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	3,050,000	3,119,528
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,053,501
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.06	11/15/2047	5,400,000	4,705,779
Tender Option Bond Trust Receipts (Series 2023- XF1638), (New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.47	2/1/2049	10,000,000	8,762,835
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.45	6/30/2060	2,760,000	2,783,209

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
New York — 12.7% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.45	12/31/2054	2,700,000	2,722,233
Tender Option Bond Trust Receipts (Series 2025- XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.74	9/1/2050	2,900,000	3,004,784
Tender Option Bond Trust Receipts (Series 2026- XM1355), (New York Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.17	11/15/2061	3,500,000	2,975,490
				45,789,048
North Carolina — 1.7%
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	1,995,000	2,101,051
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,500,000	2,533,690

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
North Carolina — 1.7% (continued)
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	800,000	823,134
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	900,000	755,317
				6,213,192
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	8,030,000	6,140,603
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group) Ser. C	5.25	11/1/2047	1,500,000	1,452,231
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	941,228
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	790,000	718,160
				9,252,222
Oklahoma — 2.5%
Tender Option Bond Trust Receipts (Series 2023- XF1572), (Oklahoma Water Resources Board State Loan Program, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.14	10/1/2053	10,000,000	8,922,176

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Oregon — .3%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	1,000,000	1,042,190
Pennsylvania — 6.0%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2045	1,000,000	1,032,918
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,087,242
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,294,020
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2045	1,000,000	1,019,291
Tender Option Bond Trust Receipts (Series 2022- XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.18	12/1/2051	10,000,000	8,700,374

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Pennsylvania — 6.0% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	3.94	5/15/2053	3,440,000	2,924,983
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	10.48	9/1/2053	4,380,000	4,578,402
				21,637,230
Rhode Island — 2.4%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,266,796
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2065	1,750,000	1,719,085
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	5.36	10/1/2053	6,000,000	5,550,991
				8,536,872

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
South Carolina — 5.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community)	5.00	4/1/2036	1,270,000	1,346,657
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,000,000	2,706,614
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Gray Collegiate Academy Project)(b)	6.25	7/1/2056	3,000,000	2,948,250
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,800,000	1,515,523
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	7.23	12/1/2054	10,200,000	10,297,970
				18,815,014
South Dakota — .9%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.98	7/1/2046	3,200,000	3,198,754

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Tennessee — .4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.25	7/1/2064	1,300,000	1,308,700
Texas — 9.6%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	950,000	825,725
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2054	1,050,000	924,075
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education Project) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	645,000	591,795
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000	1,595,590
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,263,024
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,925,000	1,688,700
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	867,821

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Texas — 9.6% (continued)
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	2,000,000	2,084,175
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.25	3/1/2054	1,500,000	1,338,529
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000	1,737,043
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	0.00	11/15/2051	7,500,000	1,944,024
Houston Airport System, Revenue Bonds (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2038	2,500,000	2,622,504
Houston Airport System, Revenue Bonds, (United Airlines, Inc. Ground Services Equipment Facility Project)	5.50	7/15/2036	1,000,000	1,064,551
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	1,640,000	1,514,426
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2035	1,500,000	1,590,220
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000	878,921
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	848,962

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Texas — 9.6% (continued)
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	535,000	535,928
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a),(b)	5.00	6/1/2030	750,000	769,554
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.75	8/1/2036	1,000,000	1,006,748
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,000,000	897,669
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.86	2/15/2053	6,000,000	5,244,118
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,500,000	1,600,365
				34,434,467
U.S. Related — .4%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	284,274	207,743
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898	220,130
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557	195,685
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415	165,298
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699	215,206
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964	214,091
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	121,571	123,568
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950	251,434
				1,593,155

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Utah — 3.1%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.63	3/1/2046	750,000	754,060
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	3,765,000	3,771,360
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	1,855,000	1,620,912
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,002,876
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	800,000	823,220
Resort Core Public Infrastructure District No. 1, GO, Ser. B	8.25	3/15/2057	1,000,000	1,014,999
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000	1,971,967
				10,959,394
Virginia — 3.5%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(d)	6.43	8/23/2027	1,700,000	1,752,588
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	10.46	7/1/2057	7,500,000	7,790,691

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Virginia — 3.5% (continued)
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project) Ser. B(b)	5.00	7/1/2045	1,000,000	758,111
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,445,000	2,372,224
				12,673,614
Washington — 1.6%
Tender Option Bond Trust Receipts (Series 2026- XM1368), (Washington Housing Finance Commission, Revenue Bonds, Refunding (Single Family Program) Ser. 1N) Non-Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	8.27	12/1/2051	3,600,000	3,517,890
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,003,172
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,465,000	1,336,383
				5,857,445
West Virginia — .5%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	1,750,000	1,825,333
Wisconsin — 6.1%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000	1,538,309

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Wisconsin — 6.1% (continued)
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000	1,695,775
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	3,310,000	3,623,237
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	4,500,000	1,423,354
Public Finance Authority, Revenue Bonds (Lindenwood Education System) (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	250,000	257,363
Public Finance Authority, Revenue Bonds (Pinecrest Academy Springs Campus Project) Ser. A(b)	4.00	7/15/2033	1,500,000	1,480,948
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	3,312,263	3,377,134
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,000,000	996,515
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,900,000	1,860,250
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,018,048
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2042	750,000	750,607
Public Finance Authority, Revenue Bonds, Refunding (Million Air Two LLC General Aviation Facilities Project) Ser. A(b)	5.00	6/1/2041	1,000,000	975,590

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 132.1% (continued)
Wisconsin — 6.1% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	903,892
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,032,321
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,184,621
				22,117,964
Total Investments (cost $492,244,085)			132.1%	475,486,042
Liabilities, Less Cash and Receivables			(32.1%)	(115,507,824)
Net Assets Applicable to Common Stockholders			100.0%	359,978,218

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
August 31, 2026, these securities amounted to $214,822,039 or 59.7% of net assets applicable to
Common Stockholders.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $4,707, which represented .0% of net assets.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Strategic Municipal Bond Fund, Inc.
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	475,486,042	—	475,486,042
	—	475,486,042	—	475,486,042
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(118,975,000)	—	(118,975,000)
	—	(118,975,000)	—	(118,975,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At August 31, 2026, accumulated net unrealized depreciation on investments was $16,758,043, consisting of $5,828,278 gross unrealized appreciation and $22,586,321 gross unrealized depreciation.
At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.